Mineral Development Property	12 Months Ended
Jun. 30, 2021
5. Mineral Development Property

5. Mineral Development Property

On March 29, 2021, upon obtaining approval to initiate mine construction from the Board, the Company began capitalizing development costs related to the Molo Graphite Mine. As of June 30, 2021, the Company capitalized $708,514 (2020: $nil) as mining property and $3,611,890 (2020: $nil) as assets under construction.

Molo Graphite Mine, Southern Madagascar Region, Madagascar

On December 14, 2011, the Company entered into a Definitive Joint Venture Agreement (“JVA”) with Malagasy Minerals Limited (“Malagasy”), a public company listed on the Australian Stock Exchange, to acquire a 75% interest in a property package for the exploration and development of industrial minerals, including graphite, vanadium and 25 other minerals. The land position consisted of 2,119 permits covering 827.7 square kilometers and is mostly adjacent towards the south and east with the Company’s 100% owned Green Giant Vanadium Project. Pursuant to the JVA, the Company paid $2,261,690 and issued 750,000 common shares that were valued at $1,350,000.

On April 16, 2014, the Company signed a Sale and Purchase Agreement and a Mineral Rights Agreement (together “the Agreements”) with Malagasy to acquire the remaining 25% interest, subject to Malagasy retaining a 1.5% net smelter royalty (“NSR”). Pursuant to the Agreements, the Company paid $364,480 (CAD$400,000), issued 250,000 common shares subject to a 12-month voluntary vesting period that were valued at $325,000 and issued 350,000 common share purchase warrants, which were valued at $320,950 using Black‑Scholes, with an exercise price of $0.14 and an expiry date of April 15, 2019. On May 20, 2015 and upon completion of a bankable feasibility study (“BFS”) for the Molo Graphite Property, the Company paid $546,000 (CAD$700,000) and issued 100,000 common shares, which were valued at $100,000. A further cash payment of approximately $771,510 (CAD$1,000,000) will be due within five days of the commencement of commercial production (the “Commercial Production Fee”). The Company also acquired a 100% interest in the industrial mineral rights on approximately 1 ½ additional claim blocks covering 10,811 hectares adjoining the east side of the Molo Graphite Property. Prior to becoming a Director of the Company, Brett Whalen purchased an option to acquire the 1.5% NSR from Malagasy, upon the mine achieving commercial production, in return for a further payment to Malagasy.

The Molo Graphite Project is located within Exploration Permit #3432 (“PR 3432”) as issued by the Bureau de Cadastre Minier de Madagascar (“BCMM”) pursuant to the Mining Code 1999 (as amended) and its implementing decrees. The Molo Graphite Project exploration permit PR 3432 is currently held under the name of our Madagascar subsidiary, which has paid all taxes and administrative fees to the Madagascar government and its mining ministry with respect to all the mining permits held in country. These taxes and administrative fee payments have been acknowledged and accepted by the Madagascar government.

On February 15, 2019, the Company received a 40-year mining license for the Molo Graphite Project from the Madagascar Government which does not limit mining to any specific volume.

On April 11, 2019, the Company also received the Global Environmental Permit for the Molo Graphite Project from the Madagascar Ministry of Environment’s Office National pour l’Environnement (the National Office for the Environment; or “ONE”).

On February 8, 2021, the Company announced that it entered into a binding agreement with Vision Blue Resources Limited (“Vision Blue”) to provide a financing package (the “Financing Package”) for total gross proceeds of USD$29.5M. The proceeds of the Financing Package will be used to complete construction of Phase 1 of the Company’s Molo Graphite Mine. The Financing Package consisted of an initial private placement of $6.0 million that was completed on March 15, 2021, a second private placement for $12.5 million that was completed on May 19, 2021, and a royalty financing agreement that was completed on June 28, 2021, when the Company received an initial $8.0 million and will receive another $3.0 million once it has reached 80% of capital expenditures related to the construction of the Molo Graphite Mine. Vision Blue was granted a right of first refusal to finance the Phase 2 expansion of the Molo Graphite Mine.

On March 29, 2021, the Company announced the initiation of the construction process for the Molo Graphite Mine with the awarding of the engineering, procurement, and construction management contract.

On May 11, 2021, the Company announced it initiated the procurement of processing plant equipment, which will be assembled offshore and then shipped to Madagascar in late 2021.

As of June 30, 2021, the Company believes that construction can be completed within 12 months and that commercial production could be declared on or around June 30, 2022, and as such recognized a provision of $708,514 based on the present value of the Commercial Production Fee using a 13.8% discount rate. The provision was capitalized as mining property under property, plant and equipment.